Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 22, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective August 20, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC replaced Columbia Management Investment Advisers, LLC ("Columbia Management") as a co-subadviser to the Large Cap Value Fund.

The following information replaces the information found under Principal Investment Strategies on page 31 for the Large Cap Value Fund:

The Fund invests primarily in large-capitalization companies that the Fund's subadvisers believe are undervalued. The Fund is managed by two subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") and Huber Capital Management, LLC ("Huber Capital Management"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define "large-cap" companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of July 31, 2014, between $639 million and $572.57 billion). The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 30-45 securities. Stocks purchased typically have a 25-year history of paying cash dividends. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company's fundamentals begin to deteriorate, or other opportunities appear more attractive.

Huber Capital Management employs a value investing style, investing in stocks which, in Huber Capital Management's opinion, trade at a significant discount to the present value of future cash flows. Huber Capital Management attempts to identify out-of-favor stocks that represent solid fundamental value. Huber Capital Management identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of Huber Capital Management's proprietary valuation methodology.

Huber Capital Management's decision to sell portfolio securities is based on valuation, risk, and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 22, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective August 20, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC replaced Columbia Management Investment Advisers, LLC ("Columbia Management") as a co-subadviser to the Large Cap Value Fund.

The following information replaces the information found under Principal Investment Strategies on page 31 for the Large Cap Value Fund:

The Fund invests primarily in large-capitalization companies that the Fund's subadvisers believe are undervalued. The Fund is managed by two subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") and Huber Capital Management, LLC ("Huber Capital Management"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define "large-cap" companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of July 31, 2014, between $639 million and $572.57 billion). The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 30-45 securities. Stocks purchased typically have a 25-year history of paying cash dividends. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company's fundamentals begin to deteriorate, or other opportunities appear more attractive.

Huber Capital Management employs a value investing style, investing in stocks which, in Huber Capital Management's opinion, trade at a significant discount to the present value of future cash flows. Huber Capital Management attempts to identify out-of-favor stocks that represent solid fundamental value. Huber Capital Management identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of Huber Capital Management's proprietary valuation methodology.

Huber Capital Management's decision to sell portfolio securities is based on valuation, risk, and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in large-capitalization companies that the Fund's subadvisers believe are undervalued. The Fund is managed by two subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley") and Huber Capital Management, LLC ("Huber Capital Management"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define "large-cap" companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of July 31, 2014, between $639 million and $572.57 billion). The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 30-45 securities. Stocks purchased typically have a 25-year history of paying cash dividends. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company's fundamentals begin to deteriorate, or other opportunities appear more attractive.

Huber Capital Management employs a value investing style, investing in stocks which, in Huber Capital Management's opinion, trade at a significant discount to the present value of future cash flows. Huber Capital Management attempts to identify out-of-favor stocks that represent solid fundamental value. Huber Capital Management identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of Huber Capital Management's proprietary valuation methodology.

Huber Capital Management's decision to sell portfolio securities is based on valuation, risk, and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.